SHORT-TERM BANK CREDIT AND LOANS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK CREDIT AND LOANS [Abstract]
Schedule of Short-Term Bank Credit and Loans
	Weighted average interest
	December 31,		December 31,
	2011	2012	2011	2012
	%

Short-term bank credit	4.00	3.25	$3,866	$5,248

Add: current maturities of long-term loans	3.95	3.19	12,541	5,500

Total short-term bank credit and loans			$16,407	$10,748